COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
COMMON STOCK [Abstract]
COMMON STOCK

NOTE 8   COMMON STOCK

On January 7, 2014, the Company issued 25,000 shares of its common stock to one of our directors upon exercise of outstanding warrants.  The Company received $6,250 in proceeds from the exercise of the warrant, which proceeds were used for working capital and general corporate purposes.

On January 23, 2014, we issued 59,210 shares of our common stock upon exercise of outstanding warrants.  The warrant was issued to purchase 125,000 shares and was exercised in full on a cashless basis and accordingly 65,790 shares were withheld by the Company at the market price of $0.57 per share less the exercise price of $0.30 per share to fund the exercise price.

On January 23, 2014, we issued 58,035 shares of our common stock upon exercise of outstanding warrants.  The warrant was issued to purchase 125,000 shares and was exercised in full on a cashless basis and accordingly 66,965 shares were withheld by the Company at the market price of $0.56 per share less the exercise price of $0.30 per share to fund the exercise price.

On January 30, 2014, the Company issued 25,000 shares of its common stock upon exercise of outstanding warrants. We received $6,250 in proceeds from the exercise of the warrant, which proceeds were used for working capital and general corporate purposes.

On April 25, 2014, the Company entered into an investor relations consulting agreement pursuant to which the Company agreed to issue 250,000 shares of its common stock to a consultant in consideration of services rendered under the agreement. The fair value of the shares issued of $133,000 was recognized as stock compensation expense during the nine months ended September 30, 2014.

On April 30, 2014, the Company issued an aggregate of 276,599 shares of its common stock for the conversion of notes payable and accrued interest totaling to $138,303.   The Company recognized a loss on debt conversion for the nine months ended September 30, 2014 of $11,063.

On May 29, 2014, the Company issued 500,000 shares of its common stock to one of our directors upon exercise of his outstanding stock options.  The Company received $75,000 in proceeds from the exercise of the stock options, which proceeds were used for working capital and general corporate purposes.

In connection with the acquisition of Hamilton (see Note 2), we issued 3,523,554 common shares to the members of HIG pursuant to the terms of the Purchase Agreement.  The fair value of the shares was recorded at $2,219,839 as determined based on the market value of our common stock.

NOTE 8 – COMMON STOCK

On April 9, 2012, our board of directors adopted the 2012 Stock Incentive Plan (the “Plan”). The purpose of the Plan is to advance the best interests of the Company by providing those persons who have a substantial responsibility for our management and growth with additional incentive and by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with us. Further, the availability and offering of stock options and common stock under the plan supports and increases our ability to attract and retain individuals of exceptional talent upon whom, in large measure, the sustained progress, growth and profitability which we depend. The total number of shares available for the grant of either stock options or compensation stock under the Plan is 10,000,000 shares, subject to adjustment.  As of December 31, 2013, we had 4,409,000 shares available for issuance under our 2012 Stock Incentive Plan.

On May 15, 2012, HII issued 535,000 shares under the Plan for services including legal and consulting services.  The fair value of the stock was recorded at $11,770.

On May 15, 2012, HII issued 1,000,000 shares under the Plan to two of its independent directors for services. These shares were valued at $22,000.

On June 25, 2012, HII issued 50,000 shares under the Plan for consulting services.  The fair value of the stock was recorded at $1,500.

On July12, 2012, HII issued 500,000 shares under the Plan for consulting services.  The fair value of the stock was recorded at $15,000.

In connection with the acquisition of AES (see Note 2), we issued 6,500,000 common shares to the members of AES pursuant to the terms of the Purchase Agreement.  The fair value of the shares was recorded at $552,500 as determined based on the stock price as of the closing date.

In connection with the acquisition of AES, the Company entered into a consulting agreement for business development advisory services in which the consultant would be issued 750,000 shares of common stock under the Plan upon the close of the acquisition.  These shares have a fair value of $63,000 which was recorded as stock-based compensation expense for the year ended December 31, 2012.  Up to a maximum of 750,000 additional shares will be issued to the consultant if AES meets certain performance targets.

On October 10, 2012, HII issued 100,000 shares under the Plan for consulting services.  The fair value of the stock was recorded at $8,500.

On December 14, 2012, a warrant holder exercised warrants, issued in 2009, for 62,500 shares of common stock at an exercise price of $0.05 for a total of $3,125.

On January 10, 2013 and pursuant to the December 7, 2012 agreement with Power Reserve Corp. (“PRC”) the Company issued 350,000 shares of common stock to PRC as a prepayment toward future lease payments.  The shares were valued at $31,500 and are reported as deposits in the consolidated balance sheets.

On March 4, 2013, a warrant holder exercised warrants to purchase 375,000 common shares at an exercise price of $0.05, for total proceeds of $18,750.

On May 23, 2013, a warrant holder exercised warrants to purchase 300,000 common shares at an exercise price of $0.10, for total proceeds of $30,000.

In connection with the acquisition of AES, the Company entered into a consulting agreement for business development advisory services in which the consultant would be issued up to a maximum of 750,000 common shares if AES met certain performance targets.  These performance targets were met and as such, on May 31, 2013, the Company issued 750,000 common shares to the consultant.  The shares were recorded at their fair value of $150,000.  The Company recognized a loss on extinguishment of this liability of $87,000 which is the difference between the liability accrued of $63,000 and the fair value of the stock.

On June 3, 2013, a warrant holder exercised warrants to purchase 25,000 common shares at an exercise price of $0.05, for total proceeds of $1,250.

On June 21, 2013, the Company issued 70,000 common shares for consulting services.  The Company recognized a loss on extinguishment of liability of $9,297 which is the difference between the liability accrued of $7,503 and the fair value of the shares of $16,800.

On September 25, 2013, two warrant holders' exercised warrants to purchase 1,720,000 shares of our common stock for a total consideration of $169,800 (see also Note 5).

In connection with the acquisition of AquaTex (see Note 2), we issued 1,443,696 shares of the Company's common stock which was valued at $548,604.

On December 6, 2013, the Company issued 50,000 common shares for consulting services in connection with the acquisition of AquaTex.  The shares were valued at $28,000.

On December 13, 2013, an officer exercised 40,000 options using the cashless provision of the option agreement for net shares issued of 23,333.